TAXATION - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION
Deductible temporary differences related to other payables and accruals		¥ 1,053	¥ 860
Deductible temporary differences related to provision for doubtful accounts		1,265	992
Deductible temporary differences related to advertising expenses		12,076
Tax loss carryforwards		50,900	9,843
Amount offset by non-current deferred tax liabilities		(12,806)	(8,487)
Total non-current deferred tax assets		52,488	3,208
Less: Valuation allowance		(39,576)	(2,443)
Net non-current deferred tax assets	$ 1,985	12,912	765
Total deferred tax assets		12,912	765
Taxable temporary differences related to depreciation period		(6,153)	(5,218)
Taxable temporary differences related to available-for-sale securities		(46,526)	(9,625)
Taxable temporary differences related to government subsidy income		(57,995)	(40,695)
Taxable temporary differences related to trade names, technology and customer relationships		(23,480)	(10,115)
Amount offset by non-current deferred tax assets		12,806	8,487
Total non-current deferred tax liabilities	$ (18,651)	(121,348)	(57,166)
Total deferred tax liabilities		(121,348)	¥ (57,166)
Net operating loss carryforwards		¥ 202,645
Tax loss carryforwards, expiration year	5 years